Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate information
Sequans Communications S.A. (“Sequans”) is organized as a limited liability company (“société anonyme”) incorporated and domiciled in the Republic of France, with its principal place of business at 15-55 boulevard Charles de Gaulle, 92700 Colombes, France. Sequans, together with its subsidiaries (the “Company”), is a fabless semiconductor company specializing in wireless 4G and 5G cellular technologies for the Internet of Things (IoT). Sequans’ engineers design and develop innovative, secure, and energy‑efficient semiconductor solutions that enable the next generation of AI‑connected applications, including smart energy metering, industrial automation, smart mobility and logistics, secure payments, e‑health, and smart home solutions.
The Company offers a comprehensive portfolio of wireless connectivity solutions, including radio frequency (RF) transceivers, integrated circuits (ICs) for baseband processing, as well as modules, software, and protocol stacks. Its LTE‑M/NB‑IoT, 4G LTE Cat 1bis, and future 5G NR RedCap/eRedCap platforms are purpose‑built for IoT use cases, delivering industry‑leading performance in power efficiency, security, reliability, and scalability. In addition to semiconductor products, Sequans provides advanced design services and licenses its proprietary technologies to ecosystem partners worldwide.
In parallel with its core semiconductor business, Sequans maintains a Bitcoin treasury strategy.